Consolidated Statement of Changes in Equity (Parenthetical) ₨ in Thousands	12 Months Ended
Mar. 31, 2022 INR (₨)
Converting note payable	₨ 7,958
Bottom of range [member]
Proportion of ownership interest in subsidiary	98.64%
Bottom of range [member]
Proportion of ownership interest in subsidiary	98.63%
Top of range [member]
Proportion of ownership interest in subsidiary	98.64%